Off-Balance Sheet Arrangements, Commitments And Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Certificates and other time deposits
1 year or less	$ 383,667	$ 329,760
More than 1 year but less than 3 years	205,372	200,627
3 years or more but less than 5 years	74,412	105,953
Total	663,451	636,340
FHLB advances
1 year or less	3,750	43,760
More than 1 year but less than 3 years	1,158	1,411
3 years or more but less than 5 years	2,077	2,084
5 years or more	556	567
Total	7,541	47,822
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
1 year or less	1,251	1,294
More than 1 year but less than 3 years	2,416	2,489
3 years or more but less than 5 years	1,491	1,618
5 years or more	2,023
Total	7,181	7,542
Contractual obligations (other than securities sold under agreements to repurchase)
1 year or less	388,668	374,814
More than 1 year but less than 3 years	208,946	204,527
3 years or more but less than 5 years	77,980	109,655
5 years or more	2,579	2,708
Total	$ 678,173	$ 691,704